UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2001 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	October 29, 2001



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 47

Form 13F Information Table Value Total : $138,317

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2489    48000 SH       SOLE                    48000
Advent Software                COM              007974108     9390   249400 SH       SOLE                   249400
Affymetrix                     COM              00826T108     5319   331400 SH       SOLE                   331400
Agile Software Corp.           COM              00846x105     6129   674292 SH       SOLE                   674292
Aspect Communications          COM              04523Q102       40    22200 SH       SOLE                    22200
Aspen Technology               COM              045327103     1664   166400 SH       SOLE                   166400
BP Amoco PLC                   COM              055622104      937    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108     1050       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1333      572 SH       SOLE                      572
Brocade Communications         COM              111621108      863    61500 SH       SOLE                    61500
CNET Networks Inc.             COM              12613R104     3042   707500 SH       SOLE                   707500
Concord EFS                    COM              206197105     3534    72200 SH       SOLE                    72200
Digital Generation             COM              253921100      104    73300 SH       SOLE                    73300
Electronic Arts                COM              285512109    15278   334536 SH       SOLE                   334536
General Electric               COM              369604103     2084    56016 SH       SOLE                    56016
General Mills                  COM              370334104      607    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      226    10000 SH       SOLE                    10000
IBM                            COM              459200101     2166    23616 SH       SOLE                    23616
Inhale Therapeutic Systems     COM              457191104     2208   166000 SH       SOLE                   166000
Inktomi                        COM              457277101     2383   869850 SH       SOLE                   869850
Intel Corp.                    COM              458140100     2113   103392 SH       SOLE                   103392
JDS uniphase corp.             COM              46612J101     5787   915700 SH       SOLE                   915700
Johnson & Johnson              COM              478160104      893    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     4943   509600 SH       SOLE                   509600
Linear Technology              COM              535678106     9840   300002 SH       SOLE                   300002
Maxim Intgrtd. Prod.           COM              57772K101     2194    62800 SH       SOLE                    62800
Millennium Pharm.              COM              599902103     5300   298400 SH       SOLE                   298400
Molecular Devices              COM              60851C107     3307   177400 SH       SOLE                   177400
Nortel Networks                COM              656568102     1072   191057 SH       SOLE                   191057
ONI Systems Corp.              COM              68273F103     1562   387500 SH       SOLE                   387500
PMC-Sierra Inc                 COM              69344F106     2457   239200 SH       SOLE                   239200
Pfizer, Inc.                   COM              717081103     2502    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     4248   287200 SH       SOLE                   287200
Rouse Co.                      COM              779273101      254    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      201     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101     2345    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      366     8000 SH       SOLE                     8000
Siebel                         COM              826170102     4530   348200 SH       SOLE                   348200
Target CP                      COM              239753106     1284    40440 SH       SOLE                    40440
Transmeta                      COM              89376r109       19    13800 SH       SOLE                    13800
Vertex Pharm.                  COM              92532F100     4447   246520 SH       SOLE                   246520
Vignette Corp.                 COM              926734104     4084  1153750 SH       SOLE                  1153750
Vitesse Semiconductor          COM              928497106     2998   386800 SH       SOLE                   386800
WebEx, Inc.                    COM              94767L109     2124   100000 SH       SOLE                   100000
Webmethods                     COM              94768c108     2849   412300 SH       SOLE                   412300
Yahoo                          COM              984332106     3341   379200 SH       SOLE                   379200
i2 Technologies, Inc           COM              465754109     2412   701200 SH       SOLE                   701200